EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of the computation of basic and diluted net earnings per common share
The table below presents the computation of basic and diluted net earnings per common share:

	Year ended December 31,
	2015	2016	2017
Numerator:
Net income (Loss) attributable to ordinary shares - basic	$(41,658)	$2,848	$(72,754)

Net income (Loss) from continuing operations - diluted	$(41,658)	$2,848	$(72,754)
Net loss from discontinued operations – basic and diluted	$(26,999)	$(2,647)	$-

Denominator:
Number of ordinary shares outstanding during the year	71,300,432	76,560,454	77,549,171
Weighted average effect of dilutive securities:
Employee stock options and restricted stock units	-	113,349	-

Diluted number of ordinary shares outstanding - Continuing and discontinued operations	71,300,432	76,673,803	77,549,171

Basic net earnings (loss) per ordinary share
Continuing operations	(0.58)	$0.04	$(0.94)
Discontinued operations	(0.38)	$(0.04)	$-
Net income (loss)	(0.96)	$0.00 *)	$(0.94)

Diluted net earnings (loss) per ordinary share
Continuing operations	(0.58)	$0.04	$(0.94)
Discontinued operations	(0.38)	$(0.04)	$-
Net income (loss)	(0.96)	$0.00 *)	$(0.94)

Ordinary shares equivalents excluded because their effect would have been anti-dilutive	14,179,439	10,700,363	16,224,618
*) Less than $0.01